General Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 26, 2019 $ / shares	Feb. 19, 2019 USD ($)	Dec. 31, 2019 USD ($)	Feb. 19, 2019 ₪ / shares	Dec. 31, 2018 USD ($)
General [Line Items]
Accumulated deficit			$ (25,673)		$ (16,289)
Cash			7,751
Additional cash			$ 22,629
Additional milestone payments		$ 17,000
CVR Agreement, description	Each CVR represents the right to receive payments based on the Parent’s pre-Merger clinical development programs. CVR holders are entitled to receive 100% of any payments up to $20,000 received by the Company and 50% of any subsequent consideration in excess of such amount, in each case, net of all related transaction expenses.
Ordinary shares, per shares | $ / shares	$ 0.0484
Parent and seelos agreement, description		Under the terms of the agreement between the Parent and Seelos, Seelos paid $1,500 upon closing and paid an additional $2,000 upon the first anniversary of the closing.
NIS [Member]
General [Line Items]
Ordinary shares, per shares | ₪ / shares				₪ 0.40